Profit/Loss from Participations in Group Companies (Tables)	12 Months Ended
Dec. 31, 2020
Parent Company
Schedule Of profit loss from Participations in Group Companies

	Year Ended December 31,
	2020	2019
Profit on liquidation of subsidiaries	4	—
Impairment of participations in Group companies	0	(3,739)
Reversal of impairment of receivables within the Group companies	0	300
Total	4	(3,439)